Related party balances and transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2016 MXN ($)
Related party balances and transactions
Repayments for constructions to related parties	$ 1,951	$ 98,017	$ 38,347	$ 46,032
Accounts payable to related parties	$ 11,508	130,022	226,202	140,328
ICA Constructora de Infraestructura, S.A. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		44,254	28,363
Accounts payable to related parties		783	5,222
ICA Constructora, S.A. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		44,264	6,859
Ingenieros Civiles Asociados
Related party balances and transactions
Repayments for constructions to related parties				37,866
Empresas ICA, S.A.B. de C.V. “EMICA”
Related party balances and transactions
Accounts payable to related parties				18,763
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. “SETA”
Related party balances and transactions
Accounts payable to related parties		82,501	140,294	74,266
Nacional Hispana Hoteles, S. de R. L. de C. V.
Related party balances and transactions
Accounts payable to related parties				5,316
Operadora Nacional Hispana, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties		7,985	6,900	6,110
VCD Construccion y Desarrollo, S.A.P.I. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		3,612	3,125	8,166
Accounts payable to related parties		4,773	5,947	26,325
ICA Ingenieria S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties		367	367	7,155
Actica Sistemas, S. de R.L. de C.V.
Related party balances and transactions
Repayments for constructions to related parties		5,887
Accounts payable to related parties		1,496	5,588	1,760
Grupo ICA, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties		16,592
GGA Capital, S.A.P.I. de C.V.
Related party balances and transactions
Accounts payable to related parties		$ 14,700	$ 61,250
Interest rate basis	91-day TIIE rate	91-day TIIE rate
Spread on interest rate basis	3.50%	3.50%	3.50%
Interest rate (as a percent)	11.85%	10.89%	11.85%
Grupo Hotelero Santa Fe, S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties		$ 825	$ 634	$ 633